Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000251008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000024660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.17%	2.38%	2.18%
C000024661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000176845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000251008
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	1.51%	2.75%
Without Sales Load [Member] | C000024655
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%	1.46%	2.73%
Without Sales Load [Member] | C000024656
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%	1.21%	2.47%
Without Sales Load [Member] | C000024660
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	2.59%	2.29%
Without Sales Load [Member] | C000024661
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	2.85%	2.71%
Without Sales Load [Member] | C000176845
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	2.91%	2.73%
Without Sales Load [Member] | C000024662
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	2.57%	2.45%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	5.03%	1.88%	2.81%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.03%	0.19%	2.42%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	5.03%	1.88%	2.81%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.03%	0.19%	2.42%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	5.03%	1.88%	2.81%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	5.03%	0.19%	2.42%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	4.14%	2.42%	2.41%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%	2.07%	2.03%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return, Percent	4.24%	2.50%	2.46%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	4.14%	2.42%	2.41%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%	2.07%	2.03%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return, Percent	4.24%	2.50%	2.46%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	4.14%	2.42%	2.41%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%	2.07%	2.03%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return, Percent	4.24%	2.50%	2.46%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	4.14%	2.42%	2.41%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.42%	2.07%	2.03%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Category Average
Average Annual Return, Percent	4.24%	2.50%	2.46%